Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of November 2014
Collection Period Start	1-Nov-14	Distribution Date	15-Dec-14
Collection Period End	30-Nov-14	30/360 Days	30
Beg. of Interest Period	17-Nov-14	Actual/360 Days	28
End of Interest Period	15-Dec-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	854,494,736.58	797,060,354.22	0.5251192
Total Securities		1,517,865,698.77	854,494,736.58	797,060,354.22	0.5251192
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	41,500,272.90	22,677,240.02	0.1162935
Class A-2b Notes	0.284700%	400,000,000.00	85,128,764.91	46,517,415.43	0.1162935
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,823,032.87	15,562.60	96.5283737	0.0798082
Class A-2b Notes	38,611,349.49	18,850.35	96.5283737	0.0471259
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,434,382.36	285,138.37

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,017,663.66
Monthly Interest				3,686,057.50
Total Monthly Payments				14,703,721.16

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				767,526.11
Aggregate Sales Proceeds Advance				26,492,961.61
Total Advances				27,260,487.72

Vehicle Disposition Proceeds:
Reallocation Payments				21,782,344.74
Repurchase Payments				2,538,947.55
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				15,044,496.55
Excess Wear and Tear and Excess Mileage				250,035.09
Remaining Payoffs				0.00
Net Insurance Proceeds				785,099.98
Residual Value Surplus				325,653.04
Total Collections				82,690,785.83

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,953,621.07			944
Involuntary Repossession	402,329.67			25
Voluntary Repossession	241,840.00			16
Full Termination	7,154,957.00			441
Bankruptcy	29,597.00			2
Insurance Payoff		778,998.06		39
Customer Payoff			480,927.49	30
Grounding Dealer Payoff			10,982,131.76	565
Dealer Purchase			2,189,511.17	111
Total	21,782,344.74	778,998.06	13,652,570.42	2,173

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of November 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,593	957,130,777.43	7.00000%	854,494,736.58
Total Depreciation Received		(13,725,397.30)		(10,975,074.76)
Principal Amount of Gross Losses	(74)	(1,553,273.35)		(1,387,374.44)
Repurchase / Reallocation	(144)	(2,842,299.56)		(2,538,947.55)
Early Terminations	(859)	(16,342,018.88)		(14,625,018.17)
Scheduled Terminations	(1,657)	(31,565,315.37)		(27,907,967.44)
Pool Balance - End of Period	41,859	891,102,472.97		797,060,354.22

Remaining Pool Balance
Lease Payment				144,643,812.98
Residual Value				652,416,541.24
Total				797,060,354.22

III. DISTRIBUTIONS

Total Collections					82,690,785.83
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					82,690,785.83

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					450,305.52
3. Reimbursement of Sales Proceeds Advance					17,546,155.65
4. Servicing Fee:
Servicing Fee Due					712,078.95
Servicing Fee Paid					712,078.95
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					18,708,540.12

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					15,562.60

Class A-2 Notes Monthly Interest Paid					15,562.60
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					18,850.35

Class A-2 Notes Monthly Interest Paid					18,850.35
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of November 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	285,138.37
Total Note and Certificate Monthly Interest Paid	285,138.37
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	63,697,107.34

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,434,382.36

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	57,434,382.36
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,262,724.98

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of November 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,262,724.98
Gross Reserve Account Balance		29,030,710.46
Remaining Available Collections Released to Seller		6,262,724.98
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.83
Monthly Prepayment Speed		1%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,508,072.51
Securitization Value of Defaulted Receivables and Casualty Receivables	1,387,374.44	74
Aggregate Defaulted and Casualty Gain (Loss)	120,698.07
Pool Balance at Beginning of Collection Period	854,494,736.58
Net Loss Ratio	0.0141%

Cumulative Net Losses for all Periods	0.1829%	2,776,466.07

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,640,251.36	356
61-90 Days Delinquent	1,712,172.93	98
91-120+ Days Delinquent	480,809.00	25
Total Delinquent Receivables:	8,833,233.29	479
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	21,108,578.07	1385
Securitization Value	23,433,761.45
Aggregate Residual Gain (Loss)	(2,325,183.38)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	167,557,423.17	10,783
Cumulative Securitization Value	182,217,697.59
Cumulative Residual Gain (Loss)	(14,660,274.42)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		28,903,636.24
Reimbursement of Outstanding Advance		17,546,155.65
Additional Advances for current period		26,492,961.61
Ending Balance of Residual Advance		37,850,442.20

Beginning Balance of Payment Advance		1,327,332.22
Reimbursement of Outstanding Payment Advance		450,305.52
Additional Payment Advances for current period		767,526.11
Ending Balance of Payment Advance		1,644,552.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of November 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No